Accounts payable and accrued liabilities:	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts payable and accrued liabilities:

9.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2024	2023

Accounts payable	$2,614	$2,430
Accrued liablities	2,182	1,962
VAT payable	30	(4)
	$4,826	$4,388

During the twelve months ended December 31, 2024, the Company reversed excess vendor payables of $44 (December 31, 2023 - $52) recorded in prior years based on IFRS 9 derecognition of financial liabilities as the liabilities were extinguished by the vendor.

During the third quarter of 2024, the Company executed a supplier financing arrangement with a financing company in Canada to finance vendor invoices. Interest accrues at 6.69% annualized and payment is due within 150 days. The amount owed at December 31, 2024 was $211 and is included in accounts payable.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 16

Schedule of carrying amount of supplier financing arrangement

	December 31,	December 31,
	2024	2023

Carrying amount of supplier financing arrangement:
Presented in accounts payable	$211	$-
- of which suppliers have received payment
from finance supplier	210	-

Range of payment due dates:
Liabilities that are part of the arrangements	150 days
Comparable accounts payable that are not part of the
arrangements	30-45 days